Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Capital stock	Inflation adjustment of capital Stock	Paid-in capital	Treasury shares	Inflation adjustment of treasury shares	Cost of treasury shares and Inflation adjustment treasury shares	Legal reserve	Other reserves.	Retained earnings	Other comprehensive income.	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2022	$ 444,411	$ 81,971,659	$ 756,925,183	$ 12,311	$ 7,414,539	$ (12,339,815)	$ 9,241,640	$ 46,070,705	$ (90,639,890)	$ 23,960,449	$ 823,061,192	$ 651,758	$ 823,712,950
Statement
Other Reserves (use of reserve)			(27,760,439)				(9,241,640)	(33,730,916)	70,732,995
Acquisition of treasury shares	(1,739)	(1,047,907)		1,739	1,047,907	(2,460,175)					(2,460,175)		(2,460,175)
Net (Loss) / Income for the year									147,861,490		147,861,490	120,236	147,981,726
Other comprehensive (Loss) / Income										9,465,724	9,465,724	10,829	9,476,553
Ending balance at Dec. 31, 2023	442,672	80,923,752	729,164,744	14,050	8,462,446	(14,799,990)		12,339,789	127,954,595	33,426,173	977,928,231	782,823	978,711,054
Statement
Other movements									(226,124)	226,124		536,835	536,835
Dividend distribution									(36,784,395)		(36,784,395)		(36,784,395)
Acquisition of treasury shares	(4,941)	(2,975,705)		4,941	2,975,705	(13,045,502)					(13,045,502)		(13,045,502)
Net (Loss) / Income for the year									137,459,742		137,459,742	99,869	137,559,611
Other comprehensive (Loss) / Income										(16,147,122)	(16,147,122)	(20,279)	(16,167,401)
Ending balance at Dec. 31, 2024	437,731	77,948,047	729,164,744	18,991	11,438,151	(27,845,492)	16,136,452	106,556,516	118,050,639	17,505,175	1,049,410,954	1,399,248	1,050,810,202
Statement
Disposal of equity instruments measured to VR ORI									36,239	(36,239)
Stock compensation plans								8,332,945			8,332,945	(536,835)	7,796,110
Constitution of reserves							8,220,331	123,304,971	(131,525,302)
Dividend distribution									(32,881,325)		(32,881,325)		(32,881,325)
Expiration treasury shares				(12,311)	(7,414,537)	12,339,804		(4,912,956)
Net (Loss) / Income for the year									(37,571,322)		(37,571,322)	(98,901)	(37,670,223)
Other comprehensive (Loss) / Income										(1,977,334)	(1,977,334)	(5,695)	(1,983,029)
Ending balance at Dec. 31, 2025	$ 437,731	$ 77,948,047	$ 729,164,744	$ 6,680	$ 4,023,614	$ (15,505,688)	$ 24,356,783	$ 233,281,476	$ (83,891,071)	$ 15,491,602	$ 985,313,918	$ 757,817	$ 986,071,735